Voya International Index Portfolio Expense Example - Class ADV I S S2 Shares [Member] - Voya International Index Portfolio	Dec. 31, 2024 USD ($)
Class ADV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 96
Expense Example, with Redemption, 3 Years	327
Expense Example, with Redemption, 5 Years	578
Expense Example, with Redemption, 10 Years	1,294
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	171
Expense Example, with Redemption, 5 Years	306
Expense Example, with Redemption, 10 Years	702
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	250
Expense Example, with Redemption, 5 Years	443
Expense Example, with Redemption, 10 Years	1,002
Class S2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	297
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	$ 1,179